Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	$ 2,909	$ 427
Ending Balance	5,425	2,909	$ 427
Gross amounts of assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	13,883	10,776	10,987
Additions other than through business combinations, intangible assets other than goodwill	3,370	3,111	0
Disposals and retirements, intangible assets other than goodwill	(81)	(4)	(211)
Ending Balance	17,172	13,883	10,776
Accumulated amortization [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	10,974	10,349	9,963
Disposals and retirements, intangible assets other than goodwill	(65)	(4)	(210)
Ending Balance	11,747	10,974	10,349
Intangible Assets Carrying Value	5,425	2,909	427
Changes in intangible assets other than goodwill [abstract]
Amortization expense of the year	$ 838	$ 629	$ 596